Derivatives and Hedging - Interest Rate Derivatives (Details) € in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) derivative	Dec. 31, 2014 USD ($)
Derivative Contracts 2015 | Interest rate swap
Derivative [Line Items]
Number of cross currency interest derivatives | derivative				5
Derivative asset notional amount		€ 180.0		$ 180.0
Derivative Contracts 2014 | Interest rate swap
Derivative [Line Items]
Derivative asset notional amount	$ 200.0				$ 200.0
Other long-term liabilities | Derivative Contracts 2015 | Interest rate swap
Derivative [Line Items]
Derivative asset fair value	(28.9)
Prepaid expenses and other current assets
Derivative [Line Items]
Derivative asset fair value	21.9		$ 1.2
Prepaid expenses and other current assets | Derivative Contracts 2015 | Interest rate swap
Derivative [Line Items]
Derivative Accrued and Unpaid Interest	1.2		1.7
Prepaid expenses and other current assets | Derivative Contracts 2014 | Interest rate swap
Derivative [Line Items]
Derivative Accrued and Unpaid Interest	0.3		0.6
Other long-term assets | Derivative Contracts 2015 | Interest rate swap
Derivative [Line Items]
Derivative asset fair value			1.4
Other long-term assets | Derivative Contracts 2014 | Interest rate swap
Derivative [Line Items]
Derivative asset fair value	$ 0.9		$ 3.1